Prospectus and Statement of Additional Information Supplement -- June 16, 2004*

Product Name                                                                            Prospectus      SAI
                                                                                        Form #          Form #
IDS Life of New York Succession Select Variable Life Insurance (April 30, 2004)         S-6203 D        S-6337 A
IDS Life of New York Variable Universal Life III (April 30, 2004)                       S-6211 F        S-6337 A
IDS Life of New York Variable Universal Life Insurance (April 30, 2004)                 S-6171 AF       S-6337 A

At a special meeting of the IDS Life Series Fund, Inc. shareholders held on June 9, 2004, the merger of the funds on the left in the list below ("Selling Funds") with those on the right ("Buying Funds") was approved.

--------------------------------------------------- ----------------------------------------------------------------
Selling Fund                                        Buying Fund
--------------------------------------------------- ----------------------------------------------------------------
Life Series - Equity Portfolio                      AXP Variable Portfolio - Capital Resource Fund
--------------------------------------------------- ----------------------------------------------------------------
Life Series - Equity Income Portfolio               AXP Variable Portfolio - Diversified Equity Income Fund
--------------------------------------------------- ----------------------------------------------------------------
Life Series - Government Securities Portfolio       AXP Variable Portfolio - Short Duration U.S. Government Fund
--------------------------------------------------- ----------------------------------------------------------------
Life Series - Income Portfolio                      AXP Variable Portfolio - Diversified Bond Fund
--------------------------------------------------- ----------------------------------------------------------------
Life Series - International Equity Portfolio        AXP Variable Portfolio - International Fund
--------------------------------------------------- ----------------------------------------------------------------
Life Series - Managed Portfolio                     AXP Variable Portfolio - Managed Fund
--------------------------------------------------- ----------------------------------------------------------------
Life Series - Money Market Portfolio                AXP Variable Portfolio - Cash Management
--------------------------------------------------- ----------------------------------------------------------------

The merger is expected to take place on July 9, 2004. Upon the merger, AXP(R) Variable Portfolio - Capital Resource Fund will change its name to AXP(R) Variable Portfolio - Large Cap Equity Fund.









S-6203-4 A (6/04)

* Valid until next prospectus update.
Destroy May 1, 2005